Deferred Taxation - Schedule of Detailed Components of Net Deferred Taxation Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018
Liabilities
Liabilities	$ 1,053.1	$ 864.7
Assets
Assets	(885.0)	(679.3)
Unrealised loss on financial instruments	(38.3)	(6.8)
Net deferred taxation liabilities	168.1	185.4
Included in the statement of financial position as follows:
Deferred taxation assets	(265.5)	(269.5)	[1]	$ (72.0)
Deferred taxation liabilities	433.6	454.9	[1]	$ 453.9
Net deferred taxation liabilities	168.1	185.4
Balance at beginning of the year	185.4	381.9
Recognised in profit or loss - continuing operations	(15.0)	(211.6)
Recognised in OCI	8.4	(4.0)
Translation adjustment	(10.7)	19.1
Balance at end of the year	168.1	185.4
Mining Assets [member]
Liabilities
Liabilities	908.3	835.7
Right-of-use assets [member]
Liabilities
Liabilities	101.5
Environmental Trust Funds [member]
Liabilities
Liabilities	3.7	3.2
Inventories [member]
Liabilities
Liabilities	13.3	11.3
Unremitted earnings [member]
Liabilities
Liabilities	13.3	9.3
Other [member]
Liabilities
Liabilities	13.0	5.2
Provisions [member]
Assets
Assets	(117.4)	(95.8)
Tax Losses [member]
Assets
Assets	(120.6)	(98.4)
Unredeemed Capital Expenditure [member]
Assets
Assets	(505.7)	(475.9)
Finance lease liability [member]
Assets
Assets	(103.0)	(2.0)
Deferred Tax Assets Other [member]
Assets
Assets	$ 0.0	$ (0.4)

[1]	Refer note 42.